15. Other assets	12 Months Ended
Dec. 31, 2020
Other Assets Abstract
15. Other assets
15.	Other assets

The breakdown of the balance of “Other assets” is as follows:

Thousand of reais	2020	2019	2018

Customer relationships	1,873,048	1,926,536	1,674,187
Prepayments and accrued income	1,007,792	1,059,223	685,755
Contractual guarantees of former controlling stockholders (Note 22.a)	496	103,272	605,638
Actuarial asset (Note 22)	361,149	346,422	273,281
Other receivable (1)	3,979,926	1,625,884	1,561,606
Total	7,222,411	5,061,337	4,800,467

(1) Corresponds mainly to amounts receivable from third parties and contractual pre payments related to payroll services.